Cover	Jun. 25, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 25, 2024
Entity Registrant Name	Portman Ridge Finance Corporation
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-00735
Entity Tax Identification Number	20-5951150
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001372807
Amendment Flag	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PTMN
Security Exchange Name	NASDAQ